Leases (Lease Maturities) (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Finance leases
2025	$ 2
2026	4
2027	1
2028	1
2029	0
2030 & thereafter	0
Total lease payments	8
Less: Imputed interest	1
Present value of lease payments	7	$ 38
Operating leases
2025	150
2026	110
2027	80
2028	46
2029	20
2030 & thereafter	328
Total lease payments	734
Less: Imputed interest	257
Present value of lease payments	$ 477